UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22164

Congressional Effect Family of Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 601	New York, NY 10170
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
 4520 Main Street
Suite 1425
Kansas City, MO  64111

(Name and address of agent for service)

Registrant's telephone number, including area code:  888.553.4233

Date of fiscal year end:  12/31/2014

Date of reporting period: 03/31/2014

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

		Shares	Value

EXCHANGE-TRADED FUNDS - 77.76%
SPDR S&P 500 ETF Trust (Cost - $1,639,675)		11,500	$2,150,960

		Par Value
U.S. GOVERNMENT OBLIGATIONS - 10.85%
U.S. Treasury Bill, 0.09%, 04/10/2014 (a)		150,000	149,999
U.S. Treasury Bill, 0.09%, 06/12/2014 (a)		150,000	149,994
TOTAL U.S. GOVERNMENT OBLIGATIONS - (Cost - $299,988)			299,993

TOTAL INVESTMENTS (Cost - $1,939,663) - 88.61%			$2,450,953

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 11.39%			315,145

NET ASSETS - 100.00%			$2,766,098

		Underlying Face
FUTURES CONTRACTS	Contracts	Amount at Value	Unrealized Loss
Equity Contracts Sold
S&P 500 E-Mini Futures, Expires 06/20/2014 *	23	$2,144,290	$(4,428)

(a)	Effective yield at March 31, 2014.
*	Non-income producing security.

The accompanying notes are an integral part of this schedule of investments.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

(1)	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

o	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

o
Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

o
Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements
A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock and Exchange-Traded Funds) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Derivative Instruments. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the company using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2014  (Unaudited)

(1)	SECURITIES VALUATIONS (Continued)

The following table summarizes the inputs used to value the company's assets and liabilities measured at fair value as of March 31, 2014:

Financial Instruments - Assets
Categories(1)	Level 1	Level 2	Totals
Investments:
Exchange-Traded Fund	$2,150,960	$-	$2,150,960
U.S. Government Obligations	-	299,993	299,993
Total Investments	$2,150,960	$299,993	$2,450,953
Financial Instruments - Liabilities
Other Financial Instruments:
Futures Contracts(2)	$4,428	$-	$4,428
Total Other Financial Instruments	$4,428	$-	$4,428

(1)
As of and during the three month period ended March 31, 2014, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of March 31, 2014, from the valuation input levels used on December 31, 2013.

(2)	FINANCIAL FUTURES CONTRACTS

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security.  The Fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.  Futures contracts may have off-balance sheet risk.  Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

GAAP requires disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.

Details of the disclosures are as follows for the three month period ended March 31, 2014:

The effect of derivative instruments on the Statement of Assets and Liabilities is as follows:

Derivatives not Accounted for
as hedging instruments under	Location in Statement
ASC 815	of Assets and Liabilities	Value*
Futures Contracts	Futures variation margin payable	$4,428

*	Includes only current variation margin. Prior variation margin payments have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Statement of Operations is as follows:

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2014  (Unaudited)

(2)	FINANCIAL FUTURES CONTRACTS (Continued)

Derivatives not Accounted for	Location of Gain (Loss)
as hedging instruments under	on Derivatives
ASC 815	recognized in income	Value
Futures Contracts	Net realized loss on futures contracts	$(32,488)
Futures Contracts	Net unrealized depreciation on futures contracts	(12,018)
Totals		$(44,506)

As of March 31, 2014, the notional value of the futures contracts was 77.52% of the net assets of the Fund.

(3)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at March 31, 2014 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,939,663	$511,290	$-	$511,290

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Congressional Effect Family of Funds

By:	/s/ Sean McCooey
Name:	Sean McCooey
Title:	President
Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Sean McCooey
Name:	Sean McCooey
Title:	President
Date:	May 28, 2014

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	May 28, 2014